Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2020 USD ($) Customer	Jun. 30, 2019 USD ($) Customer	Jun. 30, 2018 Customer
Summary of Significant Accounting Policies (Textual)
Percentage of value added tax	6.00%
Tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income (loss) in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2020, 2019 and 2018. All of the tax returns of the Company's subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2024, and the examination period was extended to 10 years for entities qualified as High and New Technology Enterprises ("HNTEs") in 2018 and thereafter.
Functional currency, description	The functional currency for the Company's PRC subsidiaries is the RMB, and the financial statements are presented in U.S. dollars. The RMB appreciated by 2.4% in fiscal 2018, depreciated by 3.7% in fiscal 2019 and depreciated by 2.9% in fiscal 2020, respectively.
Short-term investments	$ 636,934	$ 1,791,697
Warrants expiry period, description	The warrants carry a term of five years expiring in May 2023 and are exercisable during the five-year period.
Percentage of goodwill	100.00%	100.00%
Opening retained earnings	$ 138,644
Contract assets	233,149
Deferred contract costs	106,734
Opening balance of contract liabilities	685,900
Closing balance of contract liabilities	755,178
Revenue recognized contract liabilities beginning balance	631,851
Customer Contracts [Member]
Summary of Significant Accounting Policies (Textual)
Deferred contract costs	106,734	477,359
Singapore [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	940,854	450,388
Australia [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	8,350	25,444
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	516,816	4,233,919
Mainland China [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	11,027,764	$ 1,891,584
India [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	1,496
Malaysia [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	58,789
Japan [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents on deposit	$ 98,051
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk	21.50%	25.70%	30.80%
Number of customers | Customer	1	1	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of concentration of credit risk	30.10%	30.00%
Number of customers | Customer	1	1